Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of financial instruments at fair value
Schedule of financial instruments at fair value
Description	September 30, 2024	Quoted Prices In Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$5,390	$5,390	$–	$–
Total	$5,390	$5,390	$–	$–